Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Cash flows from operating activities:
Profit (loss) for the year	$ 16,108,820	$ (19,426,051)	$ 7,156,005
Adjustments:
Share-based payments	2,078,921	2,060,666	0
Depreciation and amortization	1,016,600	1,112,422	167,895
Expected credit losses adjustments	278,703	(75,152)	(87,723)
Net foreign currency gain	(73,758)	(65,153)	(507,152)
Investment property valuation gain	(20,649,485)	(32,347,462)	(20,151,026)
Financing costs	21,174,741	22,910,011	31,111,064
Gain on sale of investment properties	0	0	(1,165,170)
Loss on disposition of property and equipment	0	0	83,389
Gain on disposition of asset held for sale	0	0	(1,022,853)
Straight-line rent	(683,702)	(776,481)	(1,035,592)
Interest income	(67,143)	(701,159)	(98,989)
Interest income from affiliates	0	(302,808)	(664,219)
Income from lock-up release (net), classified as financing cash flow	0	(9,180,758)	0
Listing expense	0	44,469,613	0
Income tax expense	9,641,023	9,562,060	4,980,622
Working capital adjustments
Lease and other receivables, net	(349,735)	198,086	(1,180,448)
Other current assets and other assets	(4,436,775)	(1,185,289)	(1,378,914)
Accounts payable and accrued expenses	(3,715,596)	7,328,127	4,963,720
Security deposits	502,343	445,861	454,556
Retainage payable	1,097,314	(237,076)	(1,147,401)
Income tax payable	4,403,037	739,487	1,361,162
Other current liabilities and other liabilities	(259,983)	0	0
Income tax paid	(4,504,263)	(5,137,381)	(4,639,456)
Net cash generated by operating activities	21,561,062	19,391,563	17,199,470
Cash flows from investing activities:
Capital expenditure on investment properties	(28,736,725)	(16,670,229)	(28,409,164)
Purchase of property and equipment	(148,516)	(71,066)	(126,476)
Proceeds from sale of investment properties	3,901,985	4,548,417	4,378,063
Loans to tenants for leasehold improvement	0	0	(389,695)
Repayments on loans to tenants	464,949	4,612,250	775,263
Restricted cash equivalents	(581,189)	(3,154,007)	571,787
Net cash used in investing activities	(25,099,496)	(10,734,635)	(23,200,222)
Cash flows from financing activities:
Long term debt borrowing	36,487,890	13,091,001	205,676,643
Long term debt repayment	(13,190,008)	(10,909,299)	(152,482,361)
Payment related to tax on restricted stock units	(133,163)	0	0
Cash paid for raising debt	(460,715)	(115,303)	(1,175,820)
Debt extinguishment cost paid	0	0	(2,473,134)
Interest and commitment fees paid	(18,789,115)	(22,017,849)	(24,862,976)
Purchase of treasury shares	(2,030,382)	(1,242,773)	0
Proceeds from contributions of non-controlling interests	3,713,665	3,303,450	5,868,152
Distributions to non-controlling interests	(3,156,363)	(9,561,850)	(4,522,936)
Proceeds from Business Combination, net of transaction costs paid	0	3,726,534	0
Proceeds from lock-up release, net of transaction costs paid	0	9,180,758	0
Share issuance costs	(368,556)	0	0
Repayment of lease liabilities	(263,634)	(145,512)	(50,112)
Net cash provided by (used in) financing activities	1,809,619	(14,690,843)	25,977,456
Effects of exchange rate fluctuations on cash held	224,936	(381,101)	277,547
Net (decrease) increase in cash and cash equivalents	(1,503,879)	(6,415,016)	20,254,251
Cash and cash equivalents at the beginning of year	28,827,347	35,242,363	14,988,112
Cash and cash equivalents at the end of year	27,323,468	28,827,347	35,242,363
Supplemental disclosure of noncash investing and financing activities:
Forgiveness of loan receivable from Latam Logistic Investments, LLC (“LLI”)	0	(9,765,972)	0
Assumption of net liabilities from TWOA as a result of the Business Combination	0	3,874,870	0
Issuance of shares to service providers	300,000	1,141,200	0
Noncash distributions to non-controlling partners	0	(380,950)	2,162
Increase in accrued payables for investment properties	2,784,394	508,605	2,078,508
Settlement of long-term debt	0	0	(8,299,867)
Receivables from the sale of investment properties	0	0	7,577,092
Decrease in lease liability due to lease modification	1,023,899	0	0
New lease liabilities in exchange for lease right-of-use assets		10,014,861	2,623,092
Retirement of treasury shares	$ 1,242,773	$ 0	$ 0